Transfers of Financial Assets - Summary of Reverse Repurchase Agreements (Detail) - Reverse repurchase agreements [member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Cash paid for reverse repurchase agreements	€ 289	€ 324
Fair value of non-cashcollateral received	311	343
Net exposure	€ (22)	€ (20)